Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred tax asset
Net operating loss carryforwards	$ 4,497,931	$ 4,906,816
Less: Valuation allowance	(4,497,931)	(4,906,816)
Net deferred tax asset